Long-Term Investment	12 Months Ended
Mar. 31, 2026
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

10. LONG-TERM INVESTMENT

Long-term investments, net consisted of the following:

	As of March 31,
	Ownership interest	2025	Ownership interest	2026	2026
		HK$		HK$	US$
Equity method investments:
Investment in Smartmore (note a)	30.0%	1	30.0%	1	1
Non-marketable equity securities:
Investment in Blaze Master (note b)	3.0%	11,685,325	3.0%	12,427,077	1,585,085
Investment in Vincit Build Solution Co., Limited (note 4(d))	—	—	49.0%	—	—
Net carrying value		11,685,326		12,427,078	1,585,086

Notes:

(a)	On February 22, 2023, the Company through its wholly-owned subsidiary, Reitar Logtech Group Limited, acquired 30% equity interests in Smartmore LogTech International Group Limited (“Smartmore”), a company incorporated in the Hong Kong on December 15, 2022, for consideration of HK$1 (US$0.13). Smartmore is principally engaged in the provision of automatic solutions in the logistic industry. The Company’s 30% ownership interest provides it with significant influence over Smartmore through board representation, participation in policy discussions, and access to financial information. Accordingly, the investment is accounted for using the equity method in accordance with ASC 323. Smartmore had no operation from its incorporation to March 31, 2024 and it began offering customers automated solutions during the years ended March 31, 2025 and 2026.

(b)	In May 2023, the Company’s subsidiary, Cogen Investment (WS) Limited, signed with an independent third party a shareholders’ agreement to an equity investment with amount equivalent to 3% shareholding in Blaze Master International Limited (“Blaze Master”), a company incorporated under the laws of the BVI as a limited liability company. Blaze Master, through its wholly owned subsidiary in Hong Kong, owns an industrial property situated in Hong Kong. The transaction was completed on May 25, 2023 and the investment amounted to HK$11,685,325 as of March 31, 2025. Additional investment amounted to HK$741,752 (US$94,611) during the year ended March 31, 2026. The 3% equity investment is recognized as investment in equity security pursuant to ASC 321. As the Company has no intention to sell the 3% shareholding within 12 months from the end of the reporting period, investment is classified as non-current asset.